COMMITMENTS, CONTINGENCIES, AND GUARANTEES	12 Months Ended
Dec. 28, 2019
COMMITMENTS, CONTINGENCIES, AND GUARANTEES

L.COMMITMENTS, CONTINGENCIES, AND GUARANTEES

We are self-insured for environmental impairment liability, including certain liabilities which are insured through a wholly owned subsidiary, Ardellis Insurance Ltd., a licensed captive insurance company.

We own and operate a number of facilities throughout the United States that chemically treat lumber products. In connection with the ownership and operation of these and other real properties, and the disposal or treatment of hazardous or toxic substances, we may, under various federal, state, and local environmental laws, ordinances, and regulations, be potentially liable for removal and remediation costs, as well as other potential costs, damages, and expenses. Environmental reserves, calculated with no discount rate, have been established to cover remediation activities at wood preservation facilities in Stockertown, PA; Elizabeth City, NC; and Auburndale, FL. In addition, a reserve was established for our facility in Thornton, CA to remove certain lead containing materials which existed on the property at the time of purchase.

On a consolidated basis, we have reserved approximately $2.0 million and $2.1 million on December 28, 2019 and December 29, 2018, respectively, representing the estimated costs to complete future remediation efforts. These amounts have not been reduced by an insurance receivable.

In addition, on December 28, 2019, we were parties either as plaintiff or defendant to a number of lawsuits and claims arising through the normal course of our business. In the opinion of management, our consolidated financial statements will not be materially affected by the outcome of these contingencies and claims.

On December 28, 2019, we had outstanding purchase commitments on commenced capital projects of approximately $33.8 million.

We provide a variety of warranties for products we manufacture. Historically, warranty claims have not been material. We distribute products manufactured by other companies, some of which are no longer in business. While we do not warrant these products, we have received claims as a distributor of these products when the manufacturer no longer exists or has the ability to pay. Historically, these costs have not had a material effect on our consolidated financial statements.

As part of our operations, we supply building materials and labor to site-built construction projects or we jointly bid on contracts with framing companies for such projects. In some instances we are required to post payment and performance bonds to insure the project owner that the products and installation services are completed in accordance with our contractual obligations. We have agreed to indemnify the surety for claims made against the bonds. As of December 28, 2019, we had approximately $10.8 million in outstanding payment and performance bonds for open projects. We had approximately $9.2 million in payment and performance bonds outstanding for completed projects which are still under warranty.

On December 28, 2019, we had outstanding letters of credit totaling $37.3 million, primarily related to certain insurance contracts and industrial development revenue bonds described further below.

In lieu of cash deposits, we provide irrevocable letters of credit in favor of our insurers to guarantee our performance under certain insurance contracts. We currently have irrevocable letters of credit outstanding totaling approximately $27.5 million for these types of insurance arrangements. We have reserves recorded on our balance sheet, in accrued liabilities, that reflect our expected future liabilities under these insurance arrangements.

We are required to provide irrevocable letters of credit in favor of the bond trustees for all industrial development revenue bonds that have been issued. These letters of credit guarantee principal and interest payments to the bondholders. We currently have irrevocable letters of credit outstanding totaling approximately $9.8 million related to our outstanding industrial development revenue bonds. These letters of credit have varying terms but may be renewed at the option of the issuing banks.

Certain wholly owned domestic subsidiaries have guaranteed the indebtedness of Universal Forest Products, Inc. in certain debt agreements, including the Series 2012 Senior Notes, the Series 2018 Senior Notes, and our revolving credit facility. The maximum exposure of these guarantees is limited to the indebtedness outstanding under these debt arrangements and this exposure will expire concurrent with the expiration of the debt agreements.

We did not enter into any new guarantee arrangements during 2019 which would require us to recognize a liability on our balance sheet.